Right-of-use assets and Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Leases1 [Abstract]
Schedule of right-of-use assets
Right-of-use assets as of December 31, 2024 and 2023 were comprised of the following:

($ millions)	2024	2023
Land	21	14
Buildings	392	309
Machinery & equipment and other assets	36	31
Total right-of-use assets	449	354
Depreciation charges of $83 million, $91 million and $76 million for the years ended December 31, 2024, 2023 and 2022, respectively, are shown in the table below by underlying class of asset.

($ millions)	2024	2023	2022
Land	1	1	1
Buildings	62	72	58
Machinery & equipment and other assets	20	18	17
Total depreciation of right-of-use assets	83	91	76

Contractual maturities of undiscounted lease liabilities	The contractual maturities of the undiscounted lease liabilities as of December 31, 2024 and 2023 are as follows:

	Lease liabilities undiscounted
($ millions)	2024	2023
Not later than one year	89	86
Between one and five years	244	222
Later than five years	307	205
Total lease liabilities undiscounted	640	513

	Lease liabilities
($ millions)	2024	2023
Not later than one year	68	71
Between one and five years	183	178
Later than five years	246	157
Total lease liabilities	497	406
The below table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2024 and 2023.

	2024			2023(1)
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	101	4	105	53	10	63
Between one and five years	2,021	—	2,021	1,163	—	1,163
Later than five years	2,550	—	2,550	3,550	—	3,550
Total contractual undiscounted cash flows	4,672	4	4,676	4,766	10	4,776
Unamortized debt discount and issuance costs	(33)	—	(33)	(37)	—	(37)
Total carrying value	4,639	4	4,643	4,729	10	4,739
(1)     As described in Note 2, Alcon adopted Amendments to IAS 1, Presentation of Financial Statements, effective January 1, 2024, resulting in retrospective reclassification of financial debts of $82 million from current to non-current.
The below table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2024 and 2023.

($ millions)	2024	2023
Not later than one year	167	167
Between one and five years	613	643
Later than five years	1,296	1,437
Total cash flows	2,076	2,247

Schedule of additional disclosures related to leases
The below table provides additional disclosures related to Right-of-use assets and Lease liabilities.

($ millions)	2024	2023	2022
Interest expense on lease liabilities	19	17	15
Expense on short-term, low value and variable leases	3	3	3
Total cash outflows for leases	105	99	87
Thereof:
Lease liability payments(1)	83	79	69
Interest payments(2)	19	17	15
Short-term, low value and variable lease payments(2)	3	3	3
(1)     Reported as cash outflows from financing activities net of lease incentives received.
(2)     Included within total net cash flows from operating activities.